Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value:	$ 246,060,428	$ 202,206,953
Note Receivable from Participant	11,787,160	10,292,186
EBP, Asset	257,847,588	212,499,139
EBP, Other Liability	0	36,465
EBP, Liability	0	36,465
EBP, Net Asset Available for Benefit	257,847,588	212,462,674
Money market fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value:	1,693,313	2,134,519
Mutual funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value:	215,642,201	179,885,326
FirstCash Holdings, Inc. common stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value:	$ 28,724,914	$ 20,187,108